Management of financial risk - Movements of Level 3 financial instruments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	¥ 7,102,545
End of the year	6,810,333	¥ 7,102,545
Level 3
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	1,107,340	5,676	¥ 6,438
Additions	506,620	1,103,460
Losses recognised in other comprehensive income	(1,678)	(1,796)
Losses recognised in other gain	(676)		(762)
End of the year	¥ 1,611,606	¥ 1,107,340	¥ 5,676